Intangible Assets and Goodwill - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Goodwill [Line Items]
Impairment loss on goodwill	$ 3,288,847	$ 26,898,016
Fair value of reporting unit		6,000,000
Impairment on property, plant and equipment		1,533,766
Impairment loss on right-of-use assets		107,650
Impairment loss of other long-lived assets	$ 2,323,062
Pre tax discount rate	9.40%
Business plan duration	3 years
Operating result growth rate	3.00%
Impairment charge	$ 1,527,000
Biodroga
Goodwill [Line Items]
Impairment loss on goodwill	$ 0	$ 0
Pre-tax discount rate on discounted cash flow	15.175%	12.13%
Terminal growth rate	2.50%	2.50%
SugarLeaf
Goodwill [Line Items]
Impairment loss on goodwill		$ 26,898,016
Accelerated depreciation for the year		5,803,135
SugarLeaf | Farmer relationships
Goodwill [Line Items]
Accelerated depreciation for the year		$ 4,749,174